GOODWILL (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Goodwill	$ 332,040	$ 332,040
Xin Feng Construction Co Ltd [Member]
Goodwill	332,040	332,040
Accumulated amortization	$ 0	$ 0